Selling, general and administrative expenses (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Selling, general and administrative expense [abstract]
Personnel expenses	$ 282	$ 225
Marketing services	240	178
Professional fees	145	106
Digital technology expenses	36	21
Distribution and commercial support expenses	18	14
Facilities and occupancy expenses	11	8
Supervisory board	8	9
Depreciation and amortization	5	4
Other expenses	26	36
Total selling, general and administrative expenses	$ 772	$ 601